CREDIT LINE AND OTHER BORROWINGS (Details)						1 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 29, 2020 USD ($)	Nov. 30, 2019 USD ($)	Sep. 01, 2018 USD ($)	Apr. 07, 2017 USD ($)	Jun. 30, 2021 USD ($)	May 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 26, 2018 USD ($)	Dec. 25, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Affiliated Entity | SSIG
Line of Credit Facility [Line Items]
Proceeds from grant							$ 504,000
Paycheck Protection Program
Line of Credit Facility [Line Items]
Proceeds from unsecured loan								$ 3,516,000
Repayment of unsecured loan							$ 504,000
Debt related interest expense									$ 197,000	$ 218,000	$ 328,000	$ 298,000
Paycheck Protection Program | Unsecured Debt
Line of Credit Facility [Line Items]
Proceeds from unsecured loan								$ 3,516,000
Repayment of unsecured loan						$ 3,012,000
Paycheck Protection Program | Subsequent Event | Unsecured Debt
Line of Credit Facility [Line Items]
Repayment of unsecured loan						$ 3,012,000
Line of Credit | Initial Credit Agreement
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity																		$ 6,500,000
Line of Credit | Amended Credit Agreement Maturing October 2018
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity															$ 10,000,000		$ 10,000,000
Proceeds from line of credit					$ 5,000,000
Line of credit outstanding																$ 5,000,000
Line of Credit | Amended Credit Agreement Maturing October 2018 | Prime Rate | Minimum
Line of Credit Facility [Line Items]
Debt instrument, variable rate	0.75%	0.75%		0.75%	0.75%
Line of Credit | Amended Credit Agreement Maturing October 2018 | Prime Rate | Maximum
Line of Credit Facility [Line Items]
Debt instrument, variable rate	1.00%	1.00%		1.00%	1.00%
Line of Credit | Amended Credit Agreement Maturing December 2020
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity														$ 12,000,000
Proceeds from line of credit				$ 1,000,000							12,000,000
Line of credit outstanding											6,000,000		$ 6,000,000
Repayment of line of credit			$ 6,000,000								$ 6,000,000
Line of Credit | Amended Credit Agreement Maturing December 2022
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity		$ 15,000,000
Line of credit outstanding	$ 6,000,000								$ 6,000,000
Debt covenant, adjusted quick ratio	1.20								1.20		1.20